Property, Plant and Equipment, Net (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 132,424	$ 102,569	$ 222,486	$ 219,721